LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Lease [Abstract]
Disclosure of maturity analysis of lease liabilities
	December 31
	2025	2024
	USD thousands

Less than one year (0-1)	14,475	15,830
One to five years (1-5)	19,761	25,152
More than five years (5+)	151	-

Total	34,387	40,982

Disclosure of composition of Right-of-use assets
	Offices	Data center	Total
	USD thousands

Balance as of January 1, 2024	11,027	14,888	25,915

Depreciation and amortization on right-of-use assets	(5,417)	(7,026)	(12,443)
Additions	7,257	6,910	14,167
Lease modifications	1,000	789	1,789
Terminations	(259)	(346)	(605)
Exchange rate differences	4	-	4

Balance as of December 31, 2024	13,612	15,215	28,827

Depreciation and amortization on right-of-use assets	(6,063)	(7,548)	(13,611)
Additions	7,979	4,339	12,318
Lease modifications	(21)	(806)	(827)
Terminations	(675)	(378)	(1,053)
Exchange rate differences	119	-	119

Balance as of December 31, 2025	14,951	10,822	25,773

Disclosure of amount recognized in statement of operation and statement of cash flows
	Year ended December 31
	2025	2024	2023
	USD thousands

Interest expenses on lease liability	(1,703)	(1,860)	(1,885)
Depreciation and amortization of right-of-use assets	(13,611)	(12,443)	(15,001)
Income (loss) recognized in profit or loss	151	(10)	(119)

Total	(15,163)	(14,313)	(17,005)
	Year ended December 31
	2025	2024	2023
	USD thousands

Cash outflow for leases	(17,968)	(17,002)	(19,147)

Disclosure of movement in the net investment in the lease
	Offices
	Year ended December 31
	2025	2024
	USD thousands

Balance as of January 1,	2,673	5,985

Sublease receipts	(1,246)	(1,824)
Remeasurement of net investment in a finance lease	(195)	(1,488)

Balance as of December 31,	1,232	2,673

Disclosure of maturity analysis of net investment in finance leases
	Year ended December 31
	2025	2024
	USD thousands

Less than one year (0-1)	884	1,438
One to five years (1-5)	348	1,235

Total net investment in the lease as of December 31,	1,232	2,673

Disclosure of amounts recognized in statement of operation
	Offices
	Year ended December 31
	2025	2024	2023
	USD thousands

Loss from measurement of net investment in a finance lease	(195)	(1,488)	-
Financing income on the net investment in the lease	103	208	221

Total	(92)	(1,280)	221